Financial Instruments - Summary of Maturity Analysis For Nonderivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities
Secured bank loans		€ 526
Trade payables	€ 2,855	2,298
Other liabilities and accruals	6,176	3,679
Non-derivative financial liabilities undiscounted cash flows	9,031	6,503
Carrying amount and value [member]
Non-derivative financial liabilities
Secured bank loans		486
Trade payables	2,855	2,298
Other liabilities and accruals	6,176	3,679
Non-derivative financial liabilities undiscounted cash flows	9,031	6,463
Less than one year [member]
Non-derivative financial liabilities
Secured bank loans		190
Trade payables	2,855	2,298
Other liabilities and accruals	6,176	3,679
Non-derivative financial liabilities undiscounted cash flows	€ 9,031	6,167
1-2 years [member]
Non-derivative financial liabilities
Secured bank loans		181
Non-derivative financial liabilities undiscounted cash flows		181
2-5 years [member]
Non-derivative financial liabilities
Secured bank loans		155
Non-derivative financial liabilities undiscounted cash flows		€ 155